Commitments and Contingencies (Tables) (Zhongdehui (SZ) Development Co., Ltd)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018
Schedule of Future Minimum Lease Payments

The future minimum lease payments under non-cancellable operating leases in respect of the Company’s office are as follows:

	2018	2017
Within 1 year	$50,201	$-
After 1 year but within 5 years	-	-
	$50,201	$-

Zhongdehui (SZ) Development Co., Limited [Member]
Schedule of Future Minimum Lease Payments

The future minimum lease payments under non-cancellable operating leases in respect of the Company’s office are as follows:

	As of June 30,
	2018	2017
Within 1 year	$87,114	$145,740
After 1 year but within 5 years	-	85,032
	$87,114	$230,772